Note 3 - Inventories	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Inventory Disclosure [Text Block]
3. Inventories

	December 31,
	2024	2023
	A$	A$
Raw materials	330,347	261,753
Work in progress	611,170	273,965
Finished goods	5,368,183	4,094,925
	6,309,700	4,630,643
Provision for stock obsolescence	(723,834)	(252,710)
	5,585,866	4,377,933